CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Debt discount, convertible notes payable	$ 0	$ 409,649
Common stock, shares par value	$ 0.001	$ 0.001
Common stock, shares authorized	50,000,000	6,000,000,000
Common stock, shares issued	6,338,872	1,537,082
Common stock, shares outstanding	6,338,864	1,537,074
Preferred stock, shares par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	7,000,000	7,000,000
Preferred Stock Series A [Member]
Preferred stock, shares par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	3,000,000	3,000,000
Preferred stock, shares issued	0	3,000,000
Preferred stock, shares outstanding	0	3,000,000
Preferred Stock Series B [Member]
Preferred stock, shares par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	1,000	1,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Preferred Stock Series C [Member]
Preferred stock, shares par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	500	500
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0